PREPAID EXPENSES AND OTHER CURRENT ASSETS (Tables)	12 Months Ended
Dec. 31, 2022
Deferred Costs, Capitalized, Prepaid, and Other Assets Disclosure [Abstract]
Schedule of Prepaid Expenses And Other Current Assets
	December 31,
	2021	2022

Prepaid expenses	$15,566	$15,167
Hedging transaction assets	2,069	121
Government authorities	3,365	3,431
Deferred contract costs	801	1,713
Other current assets	424	2,050

	$22,225	$22,482